LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of LOSS PER SHARE [Abstract]
Disclosure of detailed information about earnings loss per share [text block]
	For the years ended December 31,
	2018	2017	2016
Loss attributable to holders of ordinary shares (RMB’000):	(418,674)	(88,026)	(321,802)

Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	4,493,036	3,339,487	2,761,998

Loss per share - basic (RMB)	(93.18)	(26.36)	(116.51)
Loss per share - diluted (RMB)	(93.18)	(26.36)	(116.51)